Tax Receivable Agreement and Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax Receivable Agreement and Income Taxes [Abstract]
Federal income tax expense at statutory rate	21.00%	21.00%
State income tax expense	0.60%	1.10%
Partnership income not taxed	(17.00%)	(16.60%)
Valuation allowance	(7.30%)
Deferred tax remeasurement	(6.50%)
Other	0.10%
Effective income tax rate	(9.10%)	5.50%